Other Long-Term Financial Assets	12 Months Ended
Dec. 31, 2019
Other Long Term Financial Assets [Abstract]
OTHER LONG-TERM FINANCIAL ASSETS

14. OTHER LONG-TERM FINANCIAL ASSETS

As at December 31,	2019	2018
Long-term receivables	$18,932	$12,170
Security deposits	5,977	9,789
Derivative assets (Note 28)	32,821	33,796
Other long-term financial assets	$57,730	$55,755